Long-term financial assets (Details) - CAD ($)	Sep. 30, 2019	Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets	$ 62,627,000	$ 56,900,000
Long-term investments	24,596,000	30,054,000
Long-term receivables	18,034,000	19,470,000
Long-term derivative financial instruments	71,642,000	11,312,000
Long-term financial assets	$ 176,899,000	$ 117,736,000